Accrued interest liabilities (Details) (USD $)	Jun. 30, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Accrued interest liabilities	$ 5,869,718	[1]	$ 1,408,935
Corporate bridge financing
Debt Instrument [Line Items]
Accrued interest liabilities	2,744,297		1,390,672
Windstar senior secured notes
Debt Instrument [Line Items]
Accrued interest liabilities	2,587,292
REC promissory note
Debt Instrument [Line Items]
Accrued interest liabilities	271,382		2,961
Kingman credit agreement
Debt Instrument [Line Items]
Accrued interest liabilities	$ 266,747		$ 15,302

[1]	Accrued interest liabilities comprise of corporate bridge financing, Windstar senior secured notes, the REC promissory note and the Kingman credit agreement. The corporate bridge financing are due on maturity dates being August 31, 2012, November 14, 2012, December 2012, and January 15, 2013. The Windstar senior secured notes is due on July 31, 2012 utilizing our restricted cash and accounts receivable balances, the REC promissory note accrued interest is due on November 30, 2012, and the Kingman credit agreement in due at the beginning of July utilizing our restricted cash and accounts receivable balances.